Financial risk management - Disclosure of maturity analysis for financial liabilities and derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial liabilities
Lease liabilities	£ (1,062)	£ (1,010)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(143)	(133)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(46,055)	(45,386)
Interest payments on borrowings	(21,153)	(21,580)
Lease liabilities	(1,062)	(1,010)
Other non-interest-bearing liabilities	(4,375)	(4,173)
Derivative financial assets
Financial liabilities	(74,240)	(73,686)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	9,997	8,716
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(9,703)	(8,436)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	92	32
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(25)	(15)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	14,947	16,494
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(16,743)	(18,229)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	15	11
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(175)	(110)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,111)	(4,480)
Interest payments on borrowings	(1,552)	(1,505)
Lease liabilities	(143)	(133)
Other non-interest-bearing liabilities	(3,908)	(3,715)
Derivative financial assets
Financial liabilities	(10,235)	(10,332)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,907	1,927
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,897)	(1,884)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	84	23
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(16)	(9)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	4,236	5,583
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(4,777)	(6,068)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	9	8
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(67)	(79)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,159)	(2,627)
Interest payments on borrowings	(1,497)	(1,442)
Lease liabilities	(131)	(118)
Other non-interest-bearing liabilities	(467)	(458)
Derivative financial assets
Financial liabilities	(5,556)	(5,167)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	4,032	311
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(3,970)	(312)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	8	8
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(6)	(5)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	3,179	2,993
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(3,514)	(3,496)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	5	3
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(36)	(24)
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,404)	(3,036)
Interest payments on borrowings	(1,397)	(1,386)
Lease liabilities	(117)	(97)
Other non-interest-bearing liabilities	0	0
Derivative financial assets
Financial liabilities	(4,180)	(4,705)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	2,598	3,993
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(2,467)	(3,935)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	1
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(3)	(1)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	4,710	2,672
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(5,072)	(2,909)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	1	0
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(29)	(7)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(36,381)	(35,243)
Interest payments on borrowings	(16,707)	(17,247)
Lease liabilities	(671)	(662)
Other non-interest-bearing liabilities	0	0
Derivative financial assets
Financial liabilities	(54,269)	(53,482)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,460	2,485
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,369)	(2,305)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,822	5,246
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(3,380)	(5,756)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ (43)	£ 0